Financial expenses and income (Tables) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Expenses [Line Items]
Schedule of finance expenses

This item is made up as follows expenses:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Interest for leases (see Note 10(a))	3,912	4,371	4,875
Interest on senior unsecured credit facility (see Note 10(b))	3,196	10,127	22,351
Interest on advance payments of customers (a)	2,377	708	751
Interest on revolving credit facility (see Note 10(c))	1,880	—	—
Interest on excess of salary limit in workers profit sharing (See Note 9(a))	1,527	1,638	16,591
Amortization debt issuance costs	675	955	1,673
Extinguishment of debt - debt issuance costs	34	289	902
Other financial expenses	20	75	140
Capitalized Interest associated to capital projects	(3,084)	(1,997)	(2,544)
Interest on disputed mining royalties (b)	—	15,334	43,838
Tax contingencies (c)	—	—	54,098
	10,537	31,500	142,675

(a)   Corresponds to the interest associated with the advance payments received from Sumitomo.

(b)   Represented charges of interest related to (i) the installment payment programs for disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 and SMT for the period October 2011 through December 2013 (US$14.6 million for the year ended December 31, 2021n and US$38.2 million for the year ended December 31, 2020), and (ii) other taxes related to disputed mining royalty (US$0.7 million for the year ended December 31, 2021, and US$5.6 million for the year ended December 31, 2020).

(c)   For the year ended December 31, 2020, primarily represents interest related to (i) the income tax assessment for the year 2013 of US$31.4 million, (ii) uncertain income tax treatments (IFRIC 23) associated primarily to tailing dam income tax of US$13.1 million, (iii) SUNAT assessments for prior years related to income and non-income tax contingencies in which the Company expected to obtain an unfavorable result of US$8.7 million.

Schedule of financial income

This item is made up of the following income

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Gain in the fair value of market liquid investment (see Note 3(a))	11,215	803	1,816
Interest income on tax obligations (a)	4,921	1,107	—
Other Interest income	1,099	910	534

	17,235	2,820	2,350

(a)   Mainly represent the net impact over interest on tax associated with the updated estimation associated with IFRIC 23, “Uncertainty over Income Tax Treatments” for years 2022 and 2021.